Revenues (Tables)	12 Months Ended
Jun. 30, 2019
Revenues [Abstract]
Schedule of revenues
	06.30.19	06.30.18	06.30.17
Base rent	4,422,812	4,622,321	4,484,121
Contingent rent	1,231,262	1,286,727	1,381,397
Admission rights	734,711	820,824	879,663
Parking fees	337,889	421,207	423,404
Others	199,258	43,799	30,093
Commissions	173,024	265,702	279,931
Property management fees	94,647	117,210	114,588
Average of scheduled rent escalation	265,538	63,154	197,113
Total revenues from rentals and services	7,459,141	7,640,944	7,790,310
Sale of trading properties	16,858	181,369	202,059
Total revenues from sale of properties	16,858	181,369	202,059
Other revenues	98,996	1,003	1,938
Other revenues	98,996	1,003	1,938
Total revenues from sales, rentals and services	7,574,995	7,823,316	7,994,307
Expenses and collective promotion funds	2,595,617	3,071,335	3,281,061
Total revenues from expenses and collective promotion funds	2,595,617	3,071,335	3,281,061
Total revenues	10,170,612	10,894,651	11,275,368